JPMorgan Investor Balanced Fund Expense Example - R6 Shares [Member] - JPMorgan Investor Balanced Fund - Class R6	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 555